CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating activities
Profit for the year	$ 126,423	$ 316,434	$ 222,323
Adjustments for:
Income tax (benefit) expense	1,846	(6,552)	8,541
Amortization of intangible assets and land use right	65,348	56,705	50,541
Depreciation of property, plant and equipment	906,034	673,161	473,008
Expense recognized in respect of equity-settled share-based payments	18,214	14,210	18,329
Interest income recognized in profit or loss	(27,090)	(11,243)	(5,199)
Finance costs	18,021	23,037	12,218
Gain on disposal of associates	(18,884)
Gain on disposal of available for sale investment			(387)
Loss (gain) on disposal of property, plant and equipment and assets classified as held-for-sale	(17,513)	1,846	(28,949)
Loss on deconsolidation of subsidiaries			57
Bad debt allowance on trade receivables	301	201	528
Impairment loss recognized (reversed) on inventory	46,857	3,706	(13,338)
Impairment loss recognized on property, plant and equipment		7,529
Net (gain) loss arising on financial instruments at fair value through profit or loss	(6,890)	7,617	(51,375)
Net (gain) loss on foreign exchange	26,101	(26,236)	15,608
Reversal of bad debt allowance on trade and other receivables	(438)	(10,412)	(541)
Share of loss (profit) of investment using equity method	9,500	13,777	13,383
Other non-cash loss (gain)		175
Operating cash flows before movements in working capital:	1,147,830	1,063,955	714,747
Increase in trade and other receivables	59,084	(100,980)	(39,902)
Increase in inventories	(205,320)	(51,344)	(57,947)
Increase in restricted cash relating to operating activities	(81,795)	(147,834)	(16,675)
Decrease (increase) in prepaid operating expenses	(6,722)	17,615	(856)
Decrease (increase) in other assets	2,938	1,576	(6,476)
Increase in trade and other payables	109,374	59,046	39,096
Increase in deferred government funding	110,999	126,845	8,280
(Decrease) increase in accrued liabilities and other liabilities	(40,604)	25,031	49,928
Cash generated from operations	1,095,784	993,910	690,195
Interest paid	(34,086)	(27,497)	(26,174)
Interest received	19,425	12,464	4,894
Income taxes (paid) received	(437)	(1,675)	282
Net cash generated from operating activities	1,080,686	977,202	669,197
Investing activities
Payments to acquire financial assets	(829,371)	(917,272)	(2,412,259)
Proceeds on sale of financial assets	186,509	1,175,768	2,782,181
Payments for property, plant and equipment	(2,287,205)	(2,757,202)	(1,230,812)
Proceeds from disposal of property, plant and equipment	688,192	259,799	87,890
Proceeds from disposal of joint ventures and available-for-sale investment	1,028	5,523	1,204
Payments for intangible assets	(43,755)	(85,729)	(29,384)
Payments for land use rights			(9,265)
Payments to acquire long-term investment	(467,885)	(87,645)	(160,777)
Change in restricted cash relating to investing activities	90,093	34,614	181,963
Net cash outflow from deconsolidation of subsidiaries			(297)
Payment for business combination		(73,216)
Distributions received from joint ventures	255	2,027
Net cash used in investing activities	(2,662,139)	(2,443,333)	(789,556)
Financing activities
Proceeds from borrowings	1,194,659	1,239,265	341,176
Repayment of borrowings	(537,016)	(228,928)	(453,730)
Proceeds from issuance of new shares	326,351		508,807
Proceeds from issuance of convertible bonds		441,155
Proceeds from issuance of short-term and medium-term notes		314,422
Repayment of short-term notes	(87,858)
Proceeds from issuance of perpetual subordinated convertible securities	64,350
Proceeds from exercise of employee stock options	17,105	17,610	8,743
Proceeds from non-controlling interests-capital contribution	294,000	831,254	132,082
Net cash from financing activities	1,271,591	2,614,778	537,078
Net increase in cash and cash equivalent	(309,862)	1,148,647	416,719
Cash and cash equivalent at the beginning of the year	2,126,011	1,005,201	603,036
Effects of exchange rate changes on the balance of cash held in foreign currencies	22,151	(27,837)	(14,554)
Cash and cash equivalent at the end of the year	$ 1,838,300	$ 2,126,011	$ 1,005,201